Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,492,834
Previously Paid Amount	0
Total Fee Amount	8,802.15
Total Offset Amount	0
Net Fee	$ 8,802.15